UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08476

The Gabelli Multimedia Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Multimedia Trust Inc.

Semiannual Report — June 30, 2023

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Stockholders,

For the six months ended June 30, 2023, the net asset value (NAV) total return of The Gabelli Multimedia Trust Inc. (the Fund) was 16.0%, compared with a total return of 25.6% for the Morgan Stanley Capital International (MSCI) AC World Communication Services Index. The total return for the Fund’s publicly traded shares was 32.4%. The Fund’s NAV per share was $4.05, while the price of the publicly traded shares closed at $6.58 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2023.

Investment Objective and Strategy (Unaudited)

The Gabelli Multimedia Trust is a non-diversified, closed-end management investment company whose primary objective is long term growth of capital, with income as a secondary objective. The Fund will invest at least 80% of its assets, under normal market conditions, in common stock and other securities, including convertible securities, preferred stock, options, and warrants of companies in the telecommunications, media, publishing, and entertainment industries.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive sharehold-er reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Global equities rose in the first half of the year, as the market ascribed higher odds to ending the current interest rate hiking cycle with a soft landing (short, shallow recession) rather than a hard landing (long, deep recession). After posting the weakest performance in the S&P 500 in 2022, the Communications Services sector rebounded strongly to begin 2023. This performance was driven by members of the so-called Magnificent Seven that led the market rally due to their strong balance sheets. Meanwhile, Artificial Intelligence (AI) injected some serious Fear of Missing Out (FOMO) into the market, leading to panic buying of tech stocks.

Top contributors in the first half included Sony Corp. (5.9% of the portfolio as of June 30, 2023), a global conglomerate based in Tokyo, Japan focusing on direct-to-consumer entertainment products, and which benefited from a re-rating of semiconductor firms and saw resilient growth in its gaming business. Meta Platforms Inc. (2.3%), one of the Magnificent Seven, saw its stock rally as it focused on its core services, having trimmed investment in new, less proven areas.

Detractors included Madison Square Garden Sports (2.6%), owner of the New York Knicks basketball team and the New York Rangers hockey team, and Manchester United (0.6%), whose owners are going through a prolonged process to sell the team.

Thank you for your investment in The Gabelli Multimedia Trust Inc.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2023 (a) (Unaudited)

	Six Months	1 Year	5 year	10 year	15 year	20 year	25 year	Since Inception (11/15/94)
The Gabelli Multimedia Trust Inc. (GGT)
NAV Total Return (b)	16.02%	1.17%	(1.99)%	4.27%	4.82%	5.41%	5.08%	6.96%
Investment Total Return (c)	32.38	5.57	5.61	8.81	9.07	8.74	7.90	8.94
MSCI AC World Communication Services Index	25.61	10.85	6.67	5.06	4.60	6.78	3.50	N/A	(d)

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The MSCI AC World Communication Services Index is an unmanaged index that measures the performance of Communication Services from around the world. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.
(d)	The MSCI AC World Communication Services Index inception date is December 30, 1994.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2023:

The Gabelli Multimedia Trust Inc.

Entertainment	25.0%
U.S. Government Obligations	12.1%
Cable	8.4%
Computer Software and Services	7.6%
Broadcasting	6.9%
Electronics	6.3%
Hotels and Gaming	5.8%
Telecommunications: National	5.2%
Wireless Communications	3.0%
Real Estate	2.6%
Equipment	1.9%
Business Services: Advertising	1.8%
Computer Hardware	1.8%
Consumer Products	1.6%
Publishing	1.6%
Telecommunications: Regional	1.6%
Telecommunications: Long Distance	1.4%
Satellite	1.3%
Business Services	1.0%
Retail	0.6%
Consumer Services	0.6%
Financial Services	0.6%
Diversified Industrial	0.5%
Food and Beverage	0.5%
Information Technology	0.3%
Closed-End Funds	0.0%*
Telecommunications	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Multimedia Trust Inc.

Schedule of Investments — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 87.5%
	DISTRIBUTION COMPANIES — 49.5%
	Broadcasting — 6.8%
10,000	Asahi Broadcasting Group Holdings Corp.	$42,567	$45,878
30,000	Beasley Broadcast Group Inc., Cl. A†	60,960	30,600
6,000	Chubu-Nippon Broadcasting Co. Ltd.	43,833	23,826
19,000	Cogeco Inc.	501,711	801,306
33,500	Corus Entertainment Inc., OTC, Cl. B	115,363	33,400
340,000	Corus Entertainment Inc., Toronto, Cl. B	989,301	336,214
18,500	Fox Corp., Cl. A	736,803	629,000
30,000	Fox Corp., Cl. B	910,638	956,700
81,000	Grupo Radio Centro SAB de CV, Cl. A†	39,884	15,521
14,500	Informa plc	147,218	133,693
230,000	ITV plc	397,863	199,504
8,000	Liberty Broadband Corp., Cl. A†	540,820	637,840
35,000	Liberty Broadband Corp., Cl. C†	4,025,091	2,803,850
19,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	488,246	623,390
70,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	2,832,084	2,291,100
68,566	Media Prima Berhad†	34,965	5,949
4,500	Nexstar Media Group Inc.	434,056	749,475
7,000	Nippon Television Holdings Inc.	96,482	66,413
4,000	NRJ Group	17,822	30,030
3,000	RTL Group SA	107,299	119,879
105,000	Sinclair Inc.	2,765,979	1,451,100
33,000	TBS Holdings Inc.	675,978	599,647
45,000	TEGNA Inc.	717,709	730,800
25,000	Television Broadcasts Ltd.†	64,788	15,633
21,000	Television Francaise 1	208,839	144,251
240,000	TV Azteca SAB de CV†	58,305	7,011
		17,054,604	13,482,010
	Business Services — 0.9%
6,000	Carlisle Support Sevices Group Ltd.†(a)	200	610
5,000	Fluent Inc.†	13,906	3,132
5,500	Impellam Group plc	7,856	47,847
4,500	S&P Global Inc.	1,263,940	1,804,005
		1,285,902	1,855,594
Shares		Cost	Market Value
	Cable — 8.4%
39,400	AMC Networks Inc., Cl. A†	$831,943	$470,830
1,900	Charter Communications Inc., Cl. A†	1,056,595	698,003
35,000	Cogeco Communications Inc.	794,660	1,867,636
119,500	Comcast Corp., Cl. A	4,824,882	4,965,225
47,500	Liberty Global plc, Cl. A†	811,680	800,850
150,000	Liberty Global plc, Cl. C†	4,335,134	2,665,500
19,400	MultiChoice Group	133,926	98,426
82,500	Rogers Communications Inc., New York, Cl. B	3,815,432	3,765,300
140,000	WideOpenWest Inc.†	1,272,512	1,181,600
		17,876,764	16,513,370
	Computer Software and Services — 0.2%
1,000	Sciplay Corp., Cl. A†	13,274	19,680
19,000	SolarWinds Corp.†	304,290	194,940
2,500	Tencent Holdings Ltd.	117,755	105,794
		435,319	320,414
	Consumer Services — 0.6%
55,000	Bollore SE	310,111	342,691
150	Cie de L’Odet SE	219,638	254,359
9,500	IAC Inc.†	640,180	596,600
		1,169,929	1,193,650
	Diversified Industrial — 0.5%
29,000	Bouygues SA	967,023	973,394
6,000	Malaysian Resources Corp. Berhad	4,297	392
		971,320	973,786
	Entertainment — 14.3%
610,000	Grupo Televisa SAB, ADR	6,043,369	3,129,300
60,000	Liberty Media Corp.- Liberty Braves, Cl. A†	1,552,084	2,455,200
125,000	Liberty Media Corp.- Liberty Braves, Cl. C†	2,680,309	4,952,500
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	210,093	540,960
30,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,166,659	2,258,400
4,000	M6 Metropole Television SA	35,208	56,655
33,900	Madison Square Garden Entertainment Corp.†	1,488,998	1,139,718
27,700	Madison Square Garden Sports Corp.	4,782,072	5,208,985
12,800	Naspers Ltd., Cl. N	1,944,735	2,311,600
5,600	Netflix Inc.†	1,516,279	2,466,744
5,000	Pinterest Inc., Cl. A†	115,708	136,700

See accompanying notes to financial statements.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Entertainment (Continued)
8,000	Reading International Inc., Cl. A†	$48,595	$21,200
7,700	Reading International Inc., Cl. B†	81,952	179,795
2,200	Roku Inc.†	198,659	140,712
75,000	Sirius XM Holdings Inc.	378,432	339,750
41,400	Sphere Entertainment Co.†	1,444,900	1,133,946
12,000	Take-Two Interactive Software Inc.†	1,564,037	1,765,920
		25,252,089	28,238,085
	Equipment — 1.9%
6,500	Amphenol Corp., Cl. A	6,333	552,175
48,500	Corning Inc.	1,604,682	1,699,440
35,000	Flex Ltd.†	624,117	967,400
5,000	QUALCOMM Inc.	487,064	595,200
		2,722,196	3,814,215
	Financial Services — 0.6%
4,000	Jardine Matheson Holdings Ltd.	233,897	202,600
34,500	Kinnevik AB, Cl. A†	539,124	534,836
18,000	Kinnevik AB, Cl. B†	290,266	249,338
95,000	Orascom Financial Holding SAE†	13,907	935
2,200	PayPal Holdings Inc.†	212,121	146,806
32,750	Waterloo Investment Holdings Ltd.†(a)	10,341	16,375
		1,299,656	1,150,890
	Food and Beverage — 0.5%
2,400	Pernod Ricard SA	148,081	530,061
2,500	Remy Cointreau SA	302,970	400,880
		451,051	930,941
	Information Technology — 0.3%
9,000	Prosus NV	755,134	659,074

	Real Estate — 1.7%
15,500	American Tower Corp., REIT	2,404,072	3,006,070
3,000	Crown Castle Inc., REIT	292,598	341,820
15,000	Midway Investments†(a)	96	191
5,000	Radius Global Infrastructure Inc., Cl. A†	52,801	74,500
		2,749,567	3,422,581
	Retail — 0.3%
4,000	Amazon.com Inc.†	549,136	521,440
1,000	Best Buy Co. Inc.	30,800	81,950
250	Meituan, Cl. B†	6,045	3,902
Shares		Cost	Market Value
20,000	Qurate Retail Inc., Cl. A†	$257,146	$19,796
		843,127	627,088
	Satellite — 1.3%
161,000	DISH Network Corp., Cl. A†	4,093,104	1,060,990
41,500	EchoStar Corp., Cl. A†	1,046,198	719,610
10,000	Iridium Communications Inc.	309,484	621,200
250,000	PT Indosat Tbk	52,779	143,822
3,000	SKY Perfect JSAT Holdings Inc.	15,472	11,871
		5,517,037	2,557,493
	Telecommunications — 0.0%
42,000	GCI Liberty Inc., Escrow†	0	1

	Telecommunications: Long Distance — 1.4%
40,000	AT&T Inc.	800,152	638,000
15,000	BCE Inc.	670,901	683,903
145,000	Telesat Corp.†	4,162,933	1,365,900
2,400	Telstra Group Ltd., ADR	30,324	33,768
4,203	TIM SA, ADR	108,533	64,264
		5,772,843	2,785,835
	Telecommunications: National — 5.2%
21,000	Deutsche Telekom AG	390,482	457,754
54,000	Deutsche Telekom AG, ADR	723,262	1,179,900
11,500	Elisa Oyj	113,397	614,138
1,500	Freenet AG	32,315	37,614
3,605	Hellenic Telecommunications Organization SA	41,551	61,799
5,600	Itissalat Al-Maghrib	83,181	54,080
50,000	Koninklijke KPN NV	162,831	178,357
82,000	Liberty Latin America Ltd., Cl. A†	899,242	717,500
2,000	Lumen Technologies Inc.	23,716	4,520
1,000	Magyar Telekom Telecommunications plc, ADR	9,280	5,980
205,000	Megacable Holdings SAB de CV	657,873	474,984
500,000	Nippon Telegraph & Telephone Corp.	230,089	590,803
5,000	Oi SA, ADR†	1,613	6
9,000	Orange SA, ADR	125,267	104,760
22,000	PLDT Inc., ADR	370,294	514,140
6,000	Rostelecom PJSC, ADR†(a)	41,408	0
22,000	Shenandoah Telecommunications Co.	748,416	427,460
55,000	Sitios Latinoamerica SAB de CV†	31,567	22,010
20,000	Swisscom AG, ADR	529,394	1,260,400

See accompanying notes to financial statements.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	DISTRIBUTION COMPANIES (Continued)
	Telecommunications: National (Continued)
10,000	Telecom Argentina SA, ADR	$32,356	$60,900
105,000	Telecom Italia SpA†	219,233	29,538
21,000	Telefonica Brasil SA, ADR	275,332	191,730
195,000	Telefonica SA, ADR	1,060,440	785,850
136,000	Telekom Austria AG	910,579	1,006,174
15,172	Telia Co. AB	42,639	33,269
6,000	Telkom Indonesia Persero Tbk PT, ADR	12,340	160,020
6,000	VEON Ltd., ADR†	181,138	122,640
30,000	Verizon Communications Inc.	1,662,195	1,115,700
9,000	Vodafone Group plc, ADR	96,760	85,050
		9,708,190	10,297,076
	Telecommunications: Regional — 1.6%
68,500	Orange Belgium SA†	1,748,544	1,034,501
55,000	Telephone and Data Systems Inc.	1,244,838	452,650
80,000	TELUS Corp.	517,468	1,556,800
		3,510,850	3,043,951
	Wireless Communications — 3.0%
4,400	Altice USA Inc., Cl. A†	21,472	13,288
52,500	America Movil SAB de CV, ADR†	358,778	1,136,100
16,000	Anterix Inc.†	616,721	507,040
389,058	Jasmine International PCL†(a)	21,005	15,143
18,500	Millicom International Cellular SA, SDR†	372,120	282,765
55,000	Operadora De Sites Mexicanos SAB de CV	65,801	52,118
19,000	Orascom Investment Holding, GDR†	15,524	266
20,500	SK Telecom Co. Ltd., ADR	742,175	399,955
21,500	T-Mobile US Inc.†	2,935,874	2,986,350
30,000	Turkcell Iletisim Hizmetleri A/S, ADR	165,006	107,100
26,000	United States Cellular Corp.†	755,000	458,380
		6,069,476	5,958,505
	TOTAL DISTRIBUTION COMPANIES	103,445,054	97,824,559

	COPYRIGHT/CREATIVITY COMPANIES — 38.0%
	Business Services — 0.1%
1,800	Light & Wonder Inc.†	27,596	123,768

	Business Services: Advertising — 1.8%
1,000	Boston Omaha Corp., Cl. A†	16,970	18,820
Shares		Cost	Market Value
145,000	Clear Channel Outdoor Holdings Inc.†	$157,974	$198,650
15,000	comScore Inc.†	13,380	12,150
21,000	JCDecaux SE†	374,695	418,431
24,400	Lamar Advertising Co., Cl. A, REIT	1,882,217	2,421,700
10,820	Magnite Inc.†	22,112	147,693
1,500	Publicis Groupe SA	10,478	120,305
4,000	Ströeer SE & Co. KGaA	89,263	194,234
1,000	The Interpublic Group of Companies Inc.	18,350	38,580
		2,585,439	3,570,563
	Computer Hardware — 1.8%
18,300	Apple Inc.	2,444,838	3,549,651

	Computer Software and Services — 7.4%
6,000	Activision Blizzard Inc.†	449,048	505,800
50,000	Alphabet Inc., Cl. A†	4,436,532	5,985,000
25,500	eBay Inc.	953,347	1,139,595
16,000	Meta Platforms Inc., Cl. A†	3,361,835	4,591,680
7,000	Microsoft Corp.	1,385,708	2,383,780
300	Red Violet Inc.†	1,920	6,171
		10,588,390	14,612,026
	Consumer Products — 1.6%
9,800	Johnson Outdoors Inc., Cl. A	681,951	602,210
12,000	Nintendo Co. Ltd.	132,439	544,052
183,000	Nintendo Co. Ltd., ADR	1,003,147	2,082,540
		1,817,537	3,228,802
	Consumer Services — 0.0%
5,500	Peloton Interactive Inc., Cl. A†	80,432	42,295

	Electronics — 6.3%
6,000	IMAX Corp.†	123,437	101,940
14,000	Intel Corp.	426,760	468,160
3,665	Koninklijke Philips NV†	36,692	79,494
10,000	Resideo Technologies Inc.†	74,720	176,600
129,200	Sony Group Corp., ADR	9,245,911	11,633,168
		9,907,520	12,459,362
	Entertainment — 10.7%
7,000	Capcom Co. Ltd.	184,198	276,274
79,200	GMM Grammy Public Co. Ltd.†	52,488	19,211
15,000	Lions Gate Entertainment Corp., Cl. A†	120,993	132,450
6,000	Lions Gate Entertainment Corp., Cl. B†	45,835	50,100
3,000	Live Nation Entertainment Inc.†	212,111	273,330

See accompanying notes to financial statements.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COPYRIGHT/CREATIVITY COMPANIES (Continued)
	Entertainment (Continued)
45,500	Manchester United plc, Cl. A	$793,406	$1,109,290
82,000	Paramount Global, Cl. A	1,529,525	1,521,920
65,000	Paramount Global, Cl. B	1,897,985	1,034,150
16,000	Reservoir Media Inc.†	99,657	96,320
3,900	Spotify Technology SA†	422,316	626,145
7,000	Square Enix Holdings Co. Ltd.	281,835	324,446
17,176	STV Group plc	13,537	48,862
105,000	Tencent Music Entertainment Group, ADR†	987,029	774,900
34,000	The Marcus Corp.	501,291	504,220
27,400	The Walt Disney Co.†	3,510,119	2,446,272
18,500	Ubisoft Entertainment SA†	832,982	522,445
29,800	Universal Entertainment Corp.†	757,889	504,119
73,000	Universal Music Group NV	1,709,230	1,621,032
370,000	Vivendi SE	4,291,986	3,393,872
245,000	Warner Bros Discovery Inc.†	4,437,599	3,072,300
34,500	Warner Music Group Corp., Cl. A	1,018,827	900,105
17,000	World Wrestling Entertainment Inc., Cl. A	1,059,681	1,843,990
		24,760,519	21,095,753
	Hotels and Gaming — 5.8%
19,000	Boyd Gaming Corp.	1,097,776	1,318,030
14,500	Caesars Entertainment Inc.†	658,136	739,065
1,400	Churchill Downs Inc.	20,328	194,838
67,000	Entain plc	1,142,739	1,082,345
1,000	Flutter Entertainment plc†	112,890	200,660
30,000	Full House Resorts Inc.†	131,758	201,000
20,000	Golden Entertainment Inc.†	382,923	836,000
4,200	Greek Organization of Football Prognostics SA	45,444	73,237
53,000	International Game Technology plc	1,069,493	1,690,170
100,000	Mandarin Oriental International Ltd.†	156,056	165,000
29,000	Melco Resorts & Entertainment Ltd., ADR†	193,802	354,090
20,000	MGM China Holdings Ltd.†	15,025	23,328
22,000	MGM Resorts International	602,821	966,240
4,000	Penn Entertainment Inc.†	26,016	96,120
23,000	Ryman Hospitality Properties Inc., REIT	1,363,692	2,137,160
Shares		Cost	Market Value
13,500	Wynn Resorts Ltd.	$1,272,246	$1,425,735
		8,291,145	11,503,018
	Publishing — 1.6%
17,000	Arnoldo Mondadori Editore SpA	54,303	37,194
974,000	Bangkok Post plc†	47,100	30,219
2,800	Graham Holdings Co., Cl. B	1,568,919	1,600,144
17,000	Lee Enterprises Inc.†	326,787	228,990
1,000,000	Nation Group Thailand Public Co. Ltd.†(a)	26,673	2,256
28,000	News Corp., Cl. A	139,798	546,000
5,500	News Corp., Cl. B	93,934	108,460
6,779	Novus Holdings Ltd.†	3,053	1,062
8,718	Super Turtle Public Co. Ltd.†	584	1,185
47,000	The E.W. Scripps Co., Cl. A†	744,359	430,050
1,000	Wolters Kluwer NV	22,656	126,907
		3,028,166	3,112,467
	Real Estate — 0.9%
600	Equinix Inc., REIT	325,386	470,364
82,000	Outfront Media Inc., REIT	1,452,694	1,289,040
		1,778,080	1,759,404
	TOTAL COPYRIGHT/CREATIVITY COMPANIES	65,309,662	75,057,109
	TOTAL COMMON STOCKS	168,754,716	172,881,668

	CLOSED-END FUNDS — 0.0%
8,000	Altaba Inc., Escrow†	0	18,720

	PREFERRED STOCKS — 0.4%
	DISTRIBUTION COMPANIES — 0.4%
	Broadcasting — 0.1%
6,000	Liberty Broadband Corp., Ser. A, 7.000%	123,973	138,300

	Retail — 0.3%
18,000	Qurate Retail Inc., 8.000%, 03/15/31	1,134,764	675,360

	TOTAL DISTRIBUTION COMPANIES	1,258,737	813,660
	TOTAL PREFERRED STOCKS	1,258,737	813,660

See accompanying notes to financial statements.

The Gabelli Multimedia Trust Inc.

Schedule of Investments (Continued) — June 30, 2023 (Unaudited)

Shares		Cost	Market Value
	WARRANTS — 0.0%
	DISTRIBUTION COMPANIES — 0.0%
	Real Estate — 0.0%
600	Malaysian Resources Corp. Berhad, expire 10/29/27†	$0	$7

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 12.1%
$24,059,000	U.S. Treasury Bills, 4.914% to 5.393%††, 07/13/23 to 12/14/23	23,788,201	23,790,061

TOTAL INVESTMENTS — 100.0%		$193,801,654	197,504,116

Other Assets and Liabilities (Net)			(202,914)

PREFERRED STOCK (3,367,729 preferred shares outstanding)			(84,442,975)

NET ASSETS — COMMON STOCK (27,893,139 common shares outstanding)			$112,858,227

NET ASSET VALUE PER COMMON SHARE ($112,858,227 ÷ 27,893,139 shares outstanding)			$4.05

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

SDR Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	73.4%	$145,007,391
Europe	12.8	25,185,685
Japan	8.5	16,703,038
Latin America	2.6	5,193,647
Asia/Pacific	1.5	2,947,986
South Africa	1.2	2,411,089
Africa/Middle East	0.0 *	55,280
Total Investments	100.0%	$197,504,116

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

The Gabelli Multimedia Trust Inc.

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $193,801,654)	$197,504,116
Cash	10,124
Foreign currency, at value (cost $9,178)	9,168
Receivable for investments sold	18,415
Dividends and interest receivable	397,393
Deferred offering expense	113,803
Prepaid expenses	14,598
Total Assets	198,067,617
Liabilities:
Distributions payable	60,111
Payable for investments purchased	99,770
Payable for offering costs	199,344
Payable for investment advisory fees	162,594
Payable for payroll expenses	33,613
Payable for preferred shares repurchased	22,356
Payable for accounting fees	7,500
Payable for stockholder communications	106,789
Payable for legal and audit fees	50,463
Other accrued expenses	23,875
Total Liabilities	766,415
Preferred Stock $0.001 par value:
Series C Cumulative Preferred Stock (Auction Rate, $25,000 liquidation value per share, 1,000 shares authorized with 10 shares issued and outstanding)	250,000
Series E Cumulative Preferred Stock (5.125%, $25 liquidation value per share, 2,000,000 shares authorized with 1,775,972 shares issued and outstanding)	44,399,300
Series G Cumulative Preferred Stock (5.125%, $25 liquidation value per share, 2,000,000 shares authorized with 1,591,747 shares issued and outstanding)	39,793,675
Total Preferred Stock	84,442,975
Net Assets Attributable to Common Stockholders	$112,858,227

Net Assets Attributable to Common Stockholders Consist of:
Paid-in capital	$120,711,805
Total accumulated loss	(7,853,578)
Net Assets	$112,858,227

Net Asset Value per Common Share:
($112,858,227 ÷ 27,893,139 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$4.05

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $103,913)	$1,565,653
Interest	657,787
Total Investment Income	2,223,440
Expenses:
Investment advisory fees	1,004,426
Stockholder communications expenses	78,668
Legal and audit fees	50,994
Directors’ fees	47,543
Payroll expenses	44,761
Stockholder services fees	39,054
Accounting fees	22,500
Custodian fees	22,390
Interest expense	597
Miscellaneous expenses	49,274
Total Expenses	1,360,207
Less:
Expenses paid indirectly by broker (See Note 5)	(1,522)
Net Expenses	1,358,685
Net Investment Income	864,755

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(1,444,839)
Net realized loss on foreign currency transactions	(14,410)
Net realized loss on investments and foreign currency transactions	(1,459,249)
Net change in unrealized appreciation/depreciation:
on investments	18,854,855
on foreign currency translations	3,593
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	18,858,448
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	17,399,199
Net Increase in Net Assets Resulting from Operations	18,263,954
Total Distributions to Preferred Stockholders	(2,179,141)
Net Increase in Net Assets Attributable to Common Stockholders Resulting from Operations	$16,084,813

See accompanying notes to financial statements.

The Gabelli Multimedia Trust Inc.

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
Operations:
Net investment income	$864,755		$258,521
Net realized loss on investments and foreign currency transactions	(1,459,249)		(5,024,410)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	18,858,448		(86,880,491)
Net Increase/(Decrease) in Net Assets Resulting from Operations	18,263,954		(91,646,380)

Distributions to Preferred Stockholders:
Accumulated earnings	(849,506	)*	—
Return of capital	(1,329,635	)*	(4,939,169)
Total Distributions to Preferred Stockholders	(2,179,141)		(4,939,169)

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	16,084,813		(96,585,549)

Distributions to Common Stockholders:
Return of capital	(12,212,801	)*	(24,210,352)
Total Distributions to Common Stockholders	(12,212,801)		(24,210,352)

Fund Share Transactions:
Increase in net assets from common shares issued upon reinvestment of distributions	1,110,831		1,759,964
Net increase in net assets from redemption of preferred shares	69,155		596,163
Offering costs for common shares charged to paid-in capital	—		(10,110)
Net Increase in Net Assets from Fund Share Transactions	1,179,986		2,346,017

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders	5,051,998		(118,449,884)

Net Assets Attributable to Common Stockholders:
Beginning of year	107,806,229		226,256,113
End of period	$112,858,227		$107,806,229

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Multimedia Trust Inc.

Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2023		Year Ended December 31,
	(Unaudited)		2022		2021	2020		2019	2018
Operating Performance:
Net asset value, beginning of year	$3.89		$8.25		$8.14	$7.93		$7.04	$9.34
Net investment income/(loss)	0.03		0.01		(0.02)	0.02		0.13 (a)	0.03
Net realized and unrealized gain/ (loss) on investments and foreign currency transactions	0.64		(3.35)		1.21	1.27		1.86	(1.28)
Total from investment operations	0.67		(3.34)		1.19	1.29		1.99	(1.25)

Distributions to Preferred Stockholders: (b)
Net investment income	(0.03	)*	—		(0.02)	(0.00	)(c)	(0.02)	(0.00	)(c)
Net realized gain	(0.00	)*(c)	—		(0.18)	(0.20)		(0.13)	(0.15)
Return of capital	(0.05	)*	(0.18)		—	—		—	—
Total distributions to preferred stockholders	(0.08)		(0.18)		(0.20)	(0.20)		(0.15)	(0.15)

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	0.59		(3.52)		0.99	1.09		1.84	(1.40)

Distributions to Common Stockholders:
Net investment income	—		—		(0.07)	(0.02)		(0.12)	(0.01)
Net realized gain	—		—		(0.61)	(0.83)		(0.71)	(0.89)
Return of capital	(0.44	)*	(0.88)		(0.20)	(0.03)		(0.05)	—
Total distributions to common stockholders	(0.44)		(0.88)		(0.88)	(0.88)		(0.88)	(0.90)

Fund Share Transactions:
Increase in net asset value from common share transactions	—		—		0.02	—		—	—
Increase in net asset value from common shares issued upon reinvestment of distributions	0.01		0.02		0.00 (c)	0.00	(c)	0.00 (c)	—
Increase in net asset value from redemption of preferred shares	0.00	(c)	0.02		—	0.00	(c)	—	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—		0.00 (c)	—		(0.07)	(0.00	)(c)
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	—		(0.00	)(c)	(0.02)	—		—	—
Total Fund share transactions	0.01		0.04		0.00 (c)	0.00	(c)	(0.07)	(0.00	)(c)

Net Asset Value Attributable to Common Stockholders, End of Period	$4.05		$3.89		$8.25	$8.14		$7.93	$7.04
NAV total return †	16.02%		(43.71)%		11.54%	18.58%		25.86%	(16.54)%
Market value, end of period	$6.58		$5.35		$8.68	$7.96		$8.02	$7.06
Investment total return ††	32.38%		(29.96)%		23.53%	14.15%		26.67%	(14.93)%

See accompanying notes to financial statements.

The Gabelli Multimedia Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2023		Year Ended December 31,
	(Unaudited)		2022		2021	2020		2019		2018
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$197,301		$193,907		$326,179	$305,676		$297,577		$243,309
Net assets attributable to common shares, end of period (in 000’s)	$112,858		$107,806		$226,256	$205,754		$197,327		$173,284
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred share distributions	1.48	%(d)	0.17%		(0.29)%	0.23%		1.62	%(a)	0.39%
Ratio of operating expenses to average net assets attributable to common shares before fees waived/ fee reduction (e)(f)	2.33	%(d)	2.11%		1.73%	2.06%		1.69	%(g)	1.62%
Ratio of operating expenses to average net assets attributable to common shares net of fees waived/ fee reduction, if any (e)	2.33	%(d)	2.10	%(h)	1.73%	2.06	%(h)	1.69	%(g)(h)	1.53	%(h)
Portfolio turnover rate	5%		15%		17%	29%		18%		21%

Cumulative Preferred Stock:
6.000% Series B Preferred (i)
Liquidation value, end of period (in 000’s)	—		—		—	—		—		$19,775
Total shares outstanding (in 000’s)	—		—		—	—		—		791
Liquidation preference per share	—		—		—	—		—		$25.00
Average market value (j)	—		—		—	—		—		$25.81
Asset coverage per share (k)	—		—		—	—		—		$86.86
Auction Market Series C Preferred
Liquidation value, end of period (in 000’s)	$250		$250		$250	$250		$250		$250
Total shares outstanding (in 000’s)(l)	0		0		0	0		0		0
Liquidation preference per share	$25,000		$25,000		$25,000	$25,000		$25,000		$25,000
Liquidation value (m)	$25,000		$25,000		$25,000	$25,000		$25,000		$25,000
Asset coverage per share (k)	$58,413		$56,302		$81,608	$76,478		$74,209		$86,865
5.125% Series E Preferred
Liquidation value, end of period (in 000’s)	$44,399		$45,314		$49,918	$49,918		$50,000		$50,000
Total shares outstanding (in 000’s)	1,776		1,813		1,997	1,997		2,000		2,000
Liquidation preference per share	$25.00		$25.00		$25.00	$25.00		$25.00		$25.00
Average market value (j)	$23.84		$24.07		$25.95	$25.55		$24.88		$23.80
Asset coverage per share (k)	$58.41		$56.30		$81.61	$76.48		$74.21		$86.86

See accompanying notes to financial statements.

The Gabelli Multimedia Trust Inc.

Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months Ended June 30, 2023	Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
5.125% Series G Preferred
Liquidation value, end of period (in 000’s)	$39,794	$40,538	$49,755	$49,755	$50,000	—
Total shares outstanding (in 000’s)	1,592	1,622	1,990	1,990	2,000	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	—
Average market value (j)	$23.77	$24.23	$26.37	$25.61	$25.40	—
Asset coverage per share (k)	$58.41	$56.30	$81.61	$76.48	$74.21	—
Asset Coverage (n)	234%	225%	326%	306%	297%	347%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Includes income resulting from special dividends. Without these dividends, the per share income amount would have been $0.02 and the net investment income ratio would have been 0.20%.
(b)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, this expense ratio for the year ended December 31, 2022 would have been 2.11%. For the six months ended June 30, 2023 and the years ended December 31, 2021, 2020, 2019, and 2018, there was no impact on the expense ratios.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived/fee reduction for the six months ended June 30, 2023 and the years ended December 31, 2022, 2021, 2020, 2019, and 2018, would have been 1.35%, 1.29%, 1.21%, 1.30%, 1.25%, and 1.22%, respectively.
(g)	In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction agent fees. For the year ended December 31, 2019, there was no impact to the ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including the liquidation value of preferred shares.
(h)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the years ended December 31, 2022, 2020, 2019, and 2018, would have been 1.28%, 1.30%, 1.25%, and 1.15%, respectively.
(i)	Based on weekly prices.
(j)	Asset coverage per share is calculated by combining all series of preferred stock.
(k)	The Fund redeemed and retired all its outstanding Series B Preferred Shares on December 26, 2019.
(l)	Actual number of shares outstanding is 10.
(m)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auctions.
(n)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Multimedia Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Multimedia Trust Inc. (the Fund) was incorporated on March 31, 1994 in Maryland. The Fund is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on November 15, 1994.

The Fund’s investment objective is long term growth of capital. The Fund will invest at least 80% of its assets, under normal market conditions, in common stock and other securities, including convertible securities, preferred stock, options, and warrants of companies in the telecommunications, media, publishing, and entertainment industries (the 80% Policy). The 80% Policy may be changed without stockholder approval. The Fund will provide stockholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Multimedia Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities;

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Gabelli Multimedia Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/23
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Copyright/Creativity Companies
Publishing	$3,078,807	$31,404	$2,256	$3,112,467
Other Industries (b)	71,944,642	—	—	71,944,642
Distribution Companies
Broadcasting	13,459,478	22,532	—	13,482,010
Business Services	1,854,984	—	610	1,855,594
Financial Services	1,134,515	—	16,375	1,150,890
Real Estate	3,422,390	—	191	3,422,581
Telecommunications	—	1	—	1
Telecommunications: National	10,297,076	—	0	10,297,076
Wireless Communications	5,943,096	266	15,143	5,958,505
Other Industries (b)	61,657,902	—	—	61,657,902
Total Common Stocks	172,792,890	54,203	34,575	172,881,668
Closed-End Funds	—	18,720	—	18,720
Preferred Stocks (b)	813,660	—	—	813,660
Warrants (b)	7	—	—	7
U.S. Government Obligations	—	23,790,061	—	23,790,061
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$173,606,557	$23,862,984	$34,575	$197,504,116

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2023, the Fund did not have any transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Multimedia Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended June 30, 2023, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual

The Gabelli Multimedia Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2023, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Stockholders. Distributions to common stockholders are recorded on the ex-dividend date. The characterization of distributions to stockholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Distributions to stockholders of the Fund’s Auction Market Series C Cumulative Preferred Stock (Series C Preferred), 5.125% Series E Cumulative Preferred Stock (Series E Preferred), and 5.125% Series G Preferred Stock (Series G Preferred) are accrued on a daily basis and are determined as described in Note 6.

Under the Fund’s current distribution policy related to common shares, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered the current yield or the total return from an investment in the Fund.

The Gabelli Multimedia Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2022 was as follows:

	Common	Preferred
Distributions paid from:
Return of capital	$24,210,352	$4,939,169
Total distributions paid	$24,210,352	$4,939,169

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2022, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period.

Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$1,391,883
Long term capital loss carryforward with no expiration	1,009,739
Total Capital Loss Carryforwards	$2,401,622

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2023:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$200,763,320	$32,494,586	$(35,753,790)	$(3,259,204)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2023, the Fund did not incur any income tax, interest, or penalties. At June 30, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement,

The Gabelli Multimedia Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series C Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate on each particular series of the Preferred Stock for the period. For the six months ended June 30, 2023, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate of Series C Preferred Stock. Thus, advisory fees with respect to the liquidation value of the Series C Preferred Stock were accrued.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2023, other than short term securities and U.S. Government obligations, aggregated $9,306,749 and $18,529,113, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2023, the Fund paid $2,611 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2023, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,522.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2023, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2023, the Fund accrued $44,761 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund’s Articles of Incorporation permit the Fund to issue 196,750,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 1,950,000 common shares on the open market when the shares are trading at a discount of 5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund did not repurchase any of its common shares.

The Gabelli Multimedia Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Increase in net assets from common shares issued upon reinvestment of distributions	189,631	$1,110,831	272,128	$1,759,964

The Fund’s Articles of Incorporation authorize the issuance of up to 4,001,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series E, and Series G Preferred at redemption prices of $25,000, $25, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

The Fund has the authority to purchase its auction rate preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate preferred shares, and the timing and amount of any auction rate preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

For Series C Preferred Stock, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C Preferred Stock for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate, which is 175% of the “AA” Financial Composite Commercial Paper Rate on the day of such auction. Existing Series C stockholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at any time, in whole or in part, the Series C Preferred Stock and Series E Preferred Stock at their respective redemption prices per share. In addition, the Board has authorized the repurchase of the Series E and Series G Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund repurchased and retired 36,574 and 184,154 Series E Preferred at investments of $874,326 and $4,402,156, respectively, and at average discounts of approximately 4.42% and 4.42%, from its liquidation preference. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund repurchased and retired 29,756 and 368,698 Series G Preferred at investments of $713,569 and 8,822,681, respectively, and at average discounts of approximately 4.25% and 4.32%, respectively, from its liquidation preference.

The Gabelli Multimedia Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2023	Net Proceeds	2023 Dividend Rate Range	Dividend Rate at 6/30/2023	Accrued Dividends at 6/30/2023
C Auction Rate	March 31, 2003	1,000	10	$24,547,465	7.514% to 8.881%	8.881%	$182
E 5.125%	September 26, 2017	2,000,000	1,775,972	$48,192,240	Fixed Rate	5.125%	$31,604
G 5.125%	December 20, 2019	2,000,000	1,591,747	$48,148,000	Fixed Rate	5.125%	$28,325

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the telecommunications, media, publishing, and entertainment industries, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Multimedia Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 20, 2023, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 22, 2023 – Final Results

The Fund’s Annual Meeting of Stockholders was held virtually on May 22, 2023. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Frank J. Fahrenkopf, Jr., Werner J. Roeder, Salvatore J. Zizza, and Daniel E. Zucchi as Directors of the Fund, with 18,556,629 votes, 18,575,019 votes, 18,702,162 votes, and 18,639,225 votes cast in favor of these Directors, and 2,959,776 votes, 2,941,386 votes, 2,814,243 votes, and 2,877,180 votes withheld for these Directors, respectively.

Mario J. Gabelli, Calgary Avansino, John Birch, Elizabeth C. Bogan, Anthony S. Colavita, James P. Conn, Christopher J. Marangi, and Kuni Nakamura continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Multimedia Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of The Gabelli Multimedia Trust Inc. (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on May 16, 2023, the Board, including the Independent Board Members meeting in executive session with their counsel, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1)	The nature, extent, and quality of services provided by the Adviser

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2)	The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered open-end and closed-end funds. The Board Members

The Gabelli Multimedia Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

considered the Fund’s one, three, five, and ten year average annual total return for the periods ended March 31, 2023, but greater emphasis on the Fund’s longer term performance. The peer groups considered by the Board Members were developed by the Adviser (“Adviser Peer Group”), comprised of seven other comparable funds, and a group comprised of other selected closed-end core, growth and value equity funds (the “Lipper Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the one year, three year, five year, and ten year periods as compared with the Adviser Peer Group and as compared with the Lipper Performance Peer Group. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Adviser Peer Group and Lipper Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against a comparative Gabelli expense peer group comprised of other selected closed-end core, growth and value equity funds (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered the comparative contract rates. The Board Members noted that the Fund’s advisory fee and total expense ratios were higher than average when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that in some cases the fees charged by the Adviser were the same, or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2022. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

The Gabelli Multimedia Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on the evaluation of all these factors and did not consider any one factor as all important or controlling.

THE GABELLI MULTIMEDIA TRUST INC.

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Multimedia Trust Inc. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI MULTIMEDIA TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI MULTIMEDIA TRUST INC. One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Calgary Avansino

Former Chief Executive Officer,

Glamcam

John Birch

Partner,

The Cardinal Partners Global

Elizabeth C. Bogan

Former Senior Lecturer

in Economics,

Princeton University

Anthony S. Colavita

President,

Anthony S. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings LTD.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Christopher J. Marangi

Managing Director,

GAMCO Investors, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Daniel E. Zucchi
President,
Daniel E. Zucchi Associates

OFFICERS

John C. Ball

President & Treasurer

Peter Goldstein

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin
Vice President & Ombudsman

Laurissa M. Martire
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Paul Hastings LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GGT Q2/2023

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2023 through 01/31/2023	Common – N/A Preferred Series G – 8,841 Preferred Series E – 8,482	Common – N/A Preferred Series G – $24.00 Preferred Series E – $23.97	Common – N/A Preferred Series G – 8,841 Preferred Series E – 8,482	Common – 27,703,508 Preferred Series G – 1,621,503 - 8,841 = 1,612,662 Preferred Series E – 1,812,546 - 8,482 = 1,804,064
Month #2 02/01/2023 through 02/28/2023	Common – N/A Preferred Series G – 5,786 Preferred Series E – 12,753	Common – N/A Preferred Series G – $23.96 Preferred Series E – $23.93	Common – N/A Preferred Series G – 5,786 Preferred Series E – 12,753	Common – 27,703,508 Preferred Series G – 1,612,662 -5,786 = 1,606,876 Preferred Series E – 1,804,064 - 12,753 = 1,791,311
Month #3 03/01/2023 through 03/31/2023	Common – N/A Preferred Series G – 635 Preferred Series E – N/A	Common – N/A Preferred Series G – $23.77 Preferred Series E – N/A	Common – N/A Preferred Series G – 635 Preferred Series E – N/A	Common –27,809,225 Preferred Series G – 1,606,876 - 635 = 1,606,241 Preferred Series E – 1,791,311
Month #4 04/01/2023 through 04/30/2023	Common – N/A Preferred Series G – 100 Preferred Series E – 1,000	Common – N/A Preferred Series G – $23.30 Preferred Series E – $23.40	Common – N/A Preferred Series G – 100 Preferred Series E – 1,000	Common – 27,809,225 Preferred Series G – 1,606,241 - 100 = 1,606,141 Preferred Series E – 1,791,311 - 1,000 = 1,790,311
Month #5 05/01/2023 through 05/31/2023	Common – N/A Preferred Series G – 8,080 Preferred Series E – 6,351	Common – N/A Preferred Series G – $23.72 Preferred Series E – $23.68	Common – N/A Preferred Series G – 8,080 Preferred Series E – 6,351	Common –27,809,225 Preferred Series G – 1,606,141 - 8,080 = 1,598,061 Preferred Series E – 1,790,311 - 6,351 = 1,783,960
Month #6 06/01/2023 through 06/30/2023	Common – N/A Preferred Series G – 6,314 Preferred Series E – 7,988	Common – N/A Preferred Series G – $23.86 Preferred Series E – $23.85	Common – N/A Preferred Series G – 6,314 Preferred Series E – 7,988	Common – 27,893,139 Preferred Series G –1,598,061 - 6,314 = 1,591,747 Preferred Series E – 1,783,960 - 7,988 = 1,775,972
Total	Common – N/A Preferred Series G – 29,756 Preferred Series E – 36,574	Common – N/A Preferred Series G – $23.85 Preferred Series E – $23.80	Common – N/A Preferred Series G – 29,756 Preferred Series E – 36,574	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.
c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Multimedia Trust Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 6, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 6, 2023

*	Print the name and title of each signing officer under his or her signature.